Policyholder liabilities and unallocated surplus - Analysis of movements, Asia (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, beginning balance	£ 411,243
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	16,951
Policyholder liabilities on the consolidated statement of financial position, ending balance	405,482
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	17,283
Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	435,629	£ 409,714
Policyholder liabilities on the consolidated statement of financial position, beginning balance	411,211	388,996
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	16,951	14,317
Group's share of policyholder liabilities of joint ventures and associates, beginning balance	7,467	6,401
Premiums	20,322	21,603
Surrenders	(10,946)	(10,395)
Maturities/deaths	(5,413)	(5,532)
Net flows	3,963	5,676
Shareholders' transfers post-tax	(154)	(142)
Investment-related items and other movements	(2,253)	16,626
Foreign exchange translation differences	5,154	(10,834)
Total Ending Balance	430,337	421,040
Policyholder liabilities on the consolidated statement of financial position, ending balance	405,445	398,980
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	17,283	15,090
Group's share of policyholder liabilities of joint ventures and associates, ending balance	7,609	6,970
Average Policy liability	415,866	400,674
Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums	11,058	12,607
Surrenders	(8,536)	(7,906)
Maturities/deaths	(2,790)	(2,894)
Net flows	(268)	1,807
Investment-related items and other movements	(1,057)	10,536
Foreign exchange translation differences	4,448	(9,668)
Policyholder liabilities on the consolidated statement of financial position, ending balance	258,005	262,340
Group's share of policyholder liabilities of joint ventures and associates, ending balance	7,609	6,970
Deductions for intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, ending balance	£ (1,181)	£ 1,271
Asia insurance operations | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Percentage rate of surrender	3.70%	4.10%
Asia insurance operations | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	£ 73,839	£ 62,784
Policyholder liabilities on the consolidated statement of financial position, beginning balance	62,898	53,716
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	3,474	2,667
Group's share of policyholder liabilities of joint ventures and associates, beginning balance	7,467	6,401
New business	1,737	1,731
In-force	4,510	3,968
Premiums	6,247	5,699
Surrenders	(1,547)	(1,508)
Maturities/deaths	(838)	(880)
Net flows	3,862	3,311
Shareholders' transfers post-tax	(27)	(27)
Investment-related items and other movements	(1,349)	4,288
Foreign exchange translation differences	690	(2,035)
Total Ending Balance	77,015	68,321
Policyholder liabilities on the consolidated statement of financial position, ending balance	65,640	58,348
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	3,766	3,003
Group's share of policyholder liabilities of joint ventures and associates, ending balance	7,609	6,970
Average Policy liability	71,807	£ 62,718
Percent of increase in net flows		17.00%
Net flow increase (decrease)	3,862	£ 3,311
Asia insurance operations | Operating segments excluding intra-group amounts | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	36,437	29,933
Policyholder liabilities on the consolidated statement of financial position, beginning balance	32,963	27,266
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	3,474	2,667
New business	432	676
In-force	2,549	2,222
Premiums	2,981	2,898
Surrenders	(164)	(173)
Maturities/deaths	(418)	(430)
Net flows	2,399	2,295
Shareholders' transfers post-tax	(27)	(27)
Investment-related items and other movements	(631)	2,376
Foreign exchange translation differences	689	(1,296)
Total Ending Balance	38,867	33,281
Policyholder liabilities on the consolidated statement of financial position, ending balance	35,101	30,278
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	3,766	3,003
Average Policy liability	34,032	28,772
Asia insurance operations | Operating segments excluding intra-group amounts | Unit-linked
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	20,027	17,507
Policyholder liabilities on the consolidated statement of financial position, beginning balance	16,263	14,289
Group's share of policyholder liabilities of joint ventures and associates, beginning balance	3,764	3,218
New business	870	527
In-force	841	805
Premiums	1,711	1,332
Surrenders	(1,071)	(1,102)
Maturities/deaths	(93)	(82)
Net flows	547	148
Investment-related items and other movements	(652)	1,551
Foreign exchange translation differences	(142)	(373)
Total Ending Balance	19,780	18,833
Policyholder liabilities on the consolidated statement of financial position, ending balance	16,094	15,326
Group's share of policyholder liabilities of joint ventures and associates, ending balance	3,686	3,507
Average Policy liability	19,903	18,170
Asia insurance operations | Operating segments excluding intra-group amounts | Other business
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	17,375	15,344
Policyholder liabilities on the consolidated statement of financial position, beginning balance	13,672	12,161
Group's share of policyholder liabilities of joint ventures and associates, beginning balance	3,703	3,183
New business	435	528
In-force	1,120	941
Premiums	1,555	1,469
Surrenders	(312)	(233)
Maturities/deaths	(327)	(368)
Net flows	916	868
Investment-related items and other movements	(66)	361
Foreign exchange translation differences	143	(366)
Total Ending Balance	18,368	16,207
Policyholder liabilities on the consolidated statement of financial position, ending balance	14,445	12,744
Group's share of policyholder liabilities of joint ventures and associates, ending balance	3,923	3,463
Average Policy liability	17,872	15,776
Asia insurance operations | Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums	3,266	2,801
Surrenders	(1,383)	(1,335)
Maturities/deaths	(420)	(450)
Net flows	1,463	1,016
Investment-related items and other movements	(718)	1,912
Foreign exchange translation differences	1	(739)
Policyholder liabilities on the consolidated statement of financial position, ending balance	30,539	28,070
Group's share of policyholder liabilities of joint ventures and associates, ending balance	7,609	6,970
Asia insurance operations | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, ending balance	66,821	59,619
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	3,766
Asia insurance operations | Operations within segments | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, ending balance	36,282
Policyholder liabilities including intra-group reinsurance liabilities	36,282	31,549
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	3,766
Asia insurance operations | Operations within segments | Unit-linked
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, ending balance	16,094
Asia insurance operations | Operations within segments | Other business
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, ending balance	14,445
UK and Europe insurance operations | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	181,066	169,304
Policyholder liabilities on the consolidated statement of financial position, beginning balance	167,589	157,654
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	13,477	11,650
Premiums	6,964	7,756
Surrenders	(3,446)	(3,816)
Maturities/deaths	(3,499)	(3,533)
Net flows	19	407
Shareholders' transfers post-tax	(127)	(115)
Investment-related items and other movements	(801)	5,214
Foreign exchange translation differences	17	130
Total Ending Balance	168,172	174,940
Policyholder liabilities on the consolidated statement of financial position, ending balance	154,655	162,853
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	13,517	12,087
Average Policy liability	161,122	160,254
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums	681	1,658
Surrenders	(1,200)	(1,500)
Maturities/deaths	(1,294)	(1,325)
Net flows	(1,813)	(1,167)
Investment-related items and other movements	(236)	1,500
Policyholder liabilities on the consolidated statement of financial position, ending balance	42,316	56,491
UK and Europe insurance operations | Deductions for intra-group reinsurance | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, ending balance	£ 1,181	£ 1,271